UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

Common Stock (99.4%)
Consumer Discretionary (10.7%)
Abercrombie & Fitch, Cl A	1,220	$89,206
Amazon.com*	4,948	1,101,029
AMC Networks, Cl A*	830	30,868
Apollo Group, Cl A*	2,086	106,031
AutoNation*	851	32,006
Autozone*	372	106,187
Bed Bath & Beyond*	3,276	191,613
Best Buy	4,500	124,200
Big Lots*	1,029	35,840
Cablevision Systems, Cl A	3,319	80,851
CarMax*	3,065	97,988
Carnival	6,156	204,995
CBS, Cl B	9,441	258,400
Chipotle Mexican Grill, Cl A*	412	133,727
Coach	4,065	262,436
Comcast, Cl A	39,456	947,733
Darden Restaurants	1,905	96,774
DeVry	861	53,503
DIRECTV, Cl A*	10,852	549,979
Discovery Communications, Cl A*	3,960	157,608
DR Horton	3,842	45,643
Expedia	2,074	65,725
Family Dollar Stores	1,746	92,730
Ford Motor*	52,960	646,641
Fortune Brands	2,159	129,993
GameStop, Cl A*	2,144	50,555
Gannett	4,306	54,945
Gap	5,862	113,078
Genuine Parts	2,468	131,199
Goodyear Tire & Rubber*	3,453	55,835
H&R Block	4,290	64,178
Harley-Davidson	3,175	137,763
Harman International Industries	979	40,727
Hasbro	1,898	75,085
Home Depot	22,857	798,395
International Game Technology	3,616	67,222
Interpublic Group	6,862	67,316
JC Penney	3,381	104,000
Johnson Controls	9,562	353,316
Kohl’s	3,780	206,804
Leggett & Platt	1,966	42,662
Lennar, Cl A	2,262	40,015
Limited Brands	3,516	133,116
Lowe’s	18,910	408,078
Macy’s	5,802	167,504
Marriott International, Cl A	4,046	131,495
Mattel	4,984	132,873
McDonald’s	14,467	1,251,106
McGraw-Hill	4,588	190,861
NetFlix*	643	171,032
New York Times, Cl A*	1,411	12,106
Newell Rubbermaid	3,964	61,521
News, Cl A	31,927	511,471
Nike, Cl B	5,279	475,902
Nordstrom	2,321	116,421
Omnicom Group	3,878	181,956
O’Reilly Automotive*	1,924	114,478
Polo Ralph Lauren, Cl A	1,008	136,151
priceline.com*	670	360,225
Pulte Group*	2,157	14,818
RadioShack	2,365	32,921
Ross Stores	1,693	128,279
Scripps Networks Interactive, Cl A	1,269	58,805
Sears Holdings*	607	42,290
Staples	9,749	156,569
Starbucks	10,420	417,738
Starwood Hotels & Resorts Worldwide	2,532	139,159
Target	9,772	503,160
Tiffany	1,832	145,809
Time Warner	15,603	548,602
Time Warner Cable, Cl A	4,979	365,011
TJX	5,632	311,450
Urban Outfitters*	1,464	47,638
VF	1,170	136,656
Viacom, Cl B	8,155	394,865
Walt Disney	26,361	1,018,062
Washington Post, Cl B	106	42,644
Whirlpool	1,160	80,307
Wyndham Worldwide	2,055	71,082
Wynn Resorts	1,062	163,208
Yum! Brands	6,510	343,858

		17,764,028

Consumer Staples (10.6%)
Altria Group	29,471	775,087
Archer-Daniels-Midland	8,775	266,584
Avon Products	6,021	157,931
Brown-Forman, Cl B	1,721	126,597
Campbell Soup	2,601	85,963
Clorox	1,928	138,025
Coca-Cola	32,020	2,177,680
Coca-Cola Enterprises	4,532	127,395
Colgate-Palmolive	6,788	572,771
ConAgra Foods	6,051	154,966

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

Constellation Brands, Cl A*	2,494	$50,853
Costco Wholesale	5,999	469,422
CVS	18,581	675,419
Dean Foods*	2,696	29,710
Dr. Pepper Snapple Group	3,166	119,548
Estee Lauder, Cl A	1,581	165,863
General Mills	8,640	322,704
Hershey	2,308	130,264
HJ Heinz	4,366	229,826
Hormel Foods	1,936	56,086
JM Smucker	1,652	128,724
Kellogg	3,421	190,823
Kimberly-Clark	5,508	360,003
Kraft Foods, Cl A	24,505	842,482
Kroger	8,434	209,754
Lorillard	2,108	223,912
McCormick	2,250	109,462
Mead Johnson Nutrition, Cl A	2,828	201,834
Molson Coors Brewing, Cl B	2,149	96,812
PepsiCo	21,845	1,398,954
Philip Morris International	25,333	1,802,950
Procter & Gamble	38,725	2,381,200
Reynolds American	4,713	165,898
Safeway	5,066	102,181
Sara Lee	8,628	164,881
Supervalu	2,921	25,121
Sysco	8,124	248,513
Tyson Foods, Cl A	4,178	73,366
Walgreen	12,873	502,562
Wal-Mart Stores	26,555	1,399,714
Whole Foods Market	2,024	135,001

		17,596,841

Energy (12.9%)
Alpha Natural Resources*	2,899	123,816
Anadarko Petroleum	6,939	572,884
Apache	5,347	661,531
Baker Hughes	5,799	448,727
Cabot Oil & Gas	1,456	107,860
Cameron International*	3,341	186,896
Chesapeake Energy	9,169	314,955
Chevron	28,028	2,915,473
ConocoPhillips	19,711	1,418,995
Consol Energy	3,160	169,376
Denbury Resources*	6,386	123,378
Devon Energy	5,968	469,682
Diamond Offshore Drilling	988	67,016
El Paso	10,723	220,358
EOG Resources	3,746	382,092
EQT	2,036	129,245
Exxon Mobil	68,461	5,462,503
FMC Technologies*	3,284	149,750
Halliburton	12,225	669,074
Helmerich & Payne	1,770	122,219
Hess	4,154	284,798
Marathon Oil	10,150	314,345
Marathon Petroleum*	5,075	222,234
Murphy Oil	3,083	197,990
Nabors Industries Ltd.*	3,775	99,698
National Oilwell Varco	5,985	482,211
Newfield Exploration*	1,869	126,008
Noble	4,085	150,614
Noble Energy	2,486	247,804
Occidental Petroleum	11,361	1,115,423
Peabody Energy	3,775	216,949
Pioneer Natural Resources	1,497	139,206
QEP Resources	2,449	107,340
Range Resources	1,963	127,909
Rowan*	2,439	95,536
Schlumberger	18,735	1,693,082
Southwestern Energy*	4,791	213,487
Spectra Energy	8,982	242,694
Sunoco	1,605	65,243
Tesoro*	2,852	69,275
Valero Energy	7,942	199,503
Williams	8,199	259,908

		21,387,087

Financials (14.8%)
ACE	4,599	308,041
Aflac	6,652	306,391
Allstate	7,372	204,352
American Express	14,578	729,483
American International Group*	6,002	172,257
Ameriprise Financial	3,426	185,347
AON	4,478	215,481
Apartment Investment & Management REIT, Cl A	1,588	43,352
Assurant	1,332	47,446
AvalonBay Communities REIT	1,236	165,859
Bank of America	140,440	1,363,672
Bank of Montreal	946	59,447
Bank of New York Mellon	16,869	423,581
BB&T	9,249	237,514
Berkshire Hathaway, Cl B*	24,031	1,782,379
BlackRock, Cl A	1,309	233,604
Boston Properties REIT	1,967	211,177
Capital One Financial	6,401	305,968

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

CB Richard Ellis Group, Cl A*	4,071	$88,748
Charles Schwab	14,428	215,410
Chubb	4,176	260,917
Cincinnati Financial	2,205	60,263
Citigroup	40,523	1,553,652
CME Group, Cl A	919	265,766
Comerica	2,459	78,762
Discover Financial Services	7,830	200,526
E*Trade Financial*	4,531	71,952
Equity Residential REIT	4,097	253,277
Federated Investors, Cl B	2,022	43,210
Fifth Third Bancorp	12,951	163,830
First Horizon National	3,130	28,139
Franklin Resources	2,044	259,506
Genworth Financial, Cl A*	6,902	57,425
Goldman Sachs Group	7,242	977,453
Hartford Financial Services Group	6,208	145,391
HCP REIT	5,564	204,366
Health Care REIT	2,463	129,997
Host Hotels & Resorts REIT	9,351	148,213
Hudson City Bancorp	8,566	70,670
Huntington Bancshares	13,375	80,852
IntercontinentalExchange*	1,014	125,026
Invesco	6,564	145,590
Janus Capital Group	3,969	33,498
JPMorgan Chase	55,400	2,240,930
KeyCorp	14,550	116,982
Kimco Realty REIT	5,795	110,279
Legg Mason	2,538	74,668
Leucadia National	2,738	92,188
Lincoln National	4,394	116,441
Loews	3,991	159,121
M&T Bank	1,888	162,821
Marsh & McLennan	7,524	221,883
MetLife	14,842	611,639
Moody’s	2,763	98,391
Morgan Stanley	21,392	475,972
Nasdaq OMX Group*	2,643	63,617
Northern Trust	3,386	152,048
NYSE Euronext	3,658	122,397
People’s United Financial	5,143	65,213
Plum Creek Timber REIT	2,258	86,301
PNC Financial Services Group (A)	7,500	407,175
Principal Financial Group	5,189	143,372
Progressive	9,736	191,604
ProLogis REIT	6,418	228,673
Prudential Financial	7,069	414,809
Public Storage REIT	1,991	238,183
Regions Financial	18,303	111,465
Simon Property Group REIT	4,232	509,998
SLM	8,380	130,644
State Street	6,977	289,336
SunTrust Banks	7,372	180,540
T Rowe Price Group	3,959	224,871
Torchmark	1,586	64,059
Travelers	5,827	321,243
UnumProvident	4,396	107,218
US Bancorp	26,861	699,998
Ventas REIT	4,054	219,443
Vornado Realty Trust REIT	2,296	214,791
Wells Fargo	73,894	2,064,598
Weyerhaeuser REIT	7,310	146,127
XL Group, Cl A	3,467	71,143
Zions Bancorporation	2,561	56,086

		24,664,057

Health Care (11.4%)
Abbott Laboratories	21,647	1,110,924
Aetna	5,603	232,468
Agilent Technologies*	4,643	195,749
Allergan	4,087	332,314
AmerisourceBergen	3,756	143,892
Amgen	12,836	702,129
Baxter International	8,079	469,955
Becton Dickinson	3,077	257,268
Biogen Idec*	3,392	345,543
Boston Scientific*	20,697	148,191
Bristol-Myers Squibb	23,723	679,901
Cardinal Health	4,721	206,591
CareFusion*	3,067	80,938
Celgene*	6,331	375,428
Cephalon*	1,320	105,521
Cerner*	1,923	127,860
Cigna	3,880	193,108
Coventry Health Care*	2,078	66,496
Covidien	7,015	356,292
CR Bard	1,172	115,653
DaVita*	1,374	114,784
DENTSPLY International	1,902	72,067
Edwards Lifesciences*	1,607	114,659
Eli Lilly	14,394	551,290
Express Scripts*	7,381	400,493
Forest Laboratories*	4,854	179,889
Gilead Sciences*	11,145	472,102
Hospira*	2,270	116,043
Humana	2,586	192,864
Intuitive Surgical*	529	211,891
Johnson & Johnson	38,088	2,467,722

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

Laboratory Corp of America Holdings*	1,344	$121,981
Life Technologies*	2,437	109,738
McKesson	3,472	281,649
Medco Health Solutions*	5,574	350,493
Medtronic	14,833	534,730
Merck	42,659	1,455,952
Mylan*	5,682	129,436
Patterson	1,287	39,691
PerkinElmer	3,004	73,478
Pfizer	109,608	2,108,858
Quest Diagnostics	2,176	117,526
St. Jude Medical	4,605	214,132
Stryker	4,678	254,203
Tenet Healthcare*	11,241	62,500
Thermo Fisher Scientific*	5,580	335,302
UnitedHealth Group	15,660	777,206
Varian Medical Systems*	1,598	100,290
Waters*	1,274	111,972
Watson Pharmaceuticals*	1,661	111,503
WellPoint	5,131	346,599
Zimmer Holdings*	2,678	160,734

		18,937,998

Industrials (10.6%)
3M	9,899	862,599
Avery Dennison	1,465	46,221
Boeing	10,426	734,720
Caterpillar	8,985	887,628
CH Robinson Worldwide	2,264	163,710
Cintas	1,679	54,651
CSX	15,555	382,186
Cummins	2,647	277,617
Danaher	7,601	373,285
Deere	5,864	460,383
Dover	2,617	158,250
Dun & Bradstreet	453	32,865
Eaton	5,126	245,792
Emerson Electric	10,566	518,685
Equifax	1,692	58,137
Expeditors International Washington	2,892	138,006
Fastenal	4,078	137,225
FedEx	4,425	384,444
Flowserve	772	76,721
Fluor	2,437	154,823
General Dynamics	5,423	369,523
General Electric	148,990	2,668,411
Goodrich	1,697	161,453
Honeywell International	11,110	589,941
Illinois Tool Works	7,190	358,062
Ingersoll-Rand	4,364	163,301
Iron Mountain	2,682	84,832
ITT	2,472	131,857
Jacobs Engineering Group*	1,760	68,886
Joy Global	1,465	137,593
L-3 Communications Holdings	1,567	123,981
Lockheed Martin	3,995	302,541
Masco	3,775	39,826
Norfolk Southern	4,924	372,747
Northrop Grumman	4,366	264,187
Paccar	5,099	218,288
Pall	1,618	80,221
Parker Hannifin	2,252	177,953
Pitney Bowes	1,790	38,574
Precision Castparts	2,002	323,083
Quanta Services*	3,000	55,560
Raytheon	4,984	222,934
Republic Services, Cl A	4,230	122,797
Robert Half International	1,377	37,702
Rockwell Automation	1,924	138,066
Rockwell Collins	2,170	119,545
Roper Industries	1,298	105,956
RR Donnelley & Sons	2,887	54,304
Ryder System	683	38,467
Snap-on	795	45,204
Southwest Airlines	10,542	104,999
Stanley Black & Decker	2,611	171,725
Stericycle*	1,185	97,312
Textron	3,809	88,102
Tyco International	6,538	289,568
Union Pacific	7,024	719,820
United Parcel Service, Cl B	13,760	952,467
United Technologies	12,891	1,067,890
W.W. Grainger	784	116,322
Waste Management	6,508	204,937

		17,576,885

Information Technology (18.6%)
Accenture, Cl A	9,177	542,728
Adobe Systems*	7,082	196,313
Advanced Micro Devices*	7,851	57,626
Akamai Technologies*	2,590	62,730
Altera	4,377	178,932
Amphenol, Cl A	2,455	120,025
Analog Devices	4,182	143,861
Apple Computer*	12,894	5,034,849
Applied Materials	17,878	220,257

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

Autodesk*	3,177	$109,289
Automatic Data Processing	6,773	348,742
BMC Software*	2,362	102,086
Broadcom, Cl A	6,527	241,956
CA	5,152	114,890
Cisco Systems	77,488	1,237,483
Citrix Systems*	2,660	191,626
Cognizant Technology Solutions, Cl A*	4,121	287,934
Computer Sciences	2,493	87,953
Compuware*	5,225	50,473
Corning	20,994	334,014
Dell*	24,197	392,959
eBay*	15,930	521,707
Electronic Arts*	4,635	103,129
EMC*	28,566	745,001
F5 Networks*	1,193	111,521
Fidelity National Information Services	3,715	111,525
First Solar*	761	89,973
Fiserv*	2,019	121,867
FLIR Systems	2,187	60,055
Google, Cl A*	3,520	2,124,989
Harris	1,755	69,972
Hewlett-Packard	28,406	998,755
Intel	74,009	1,652,621
International Business Machines	16,887	3,070,901
Intuit*	3,791	177,040
Jabil Circuit	2,654	48,595
JDS Uniphase*	3,166	41,633
Juniper Networks*	7,611	178,021
KLA-Tencor	2,299	91,546
Lexmark International, Cl A*	1,784	59,889
Linear Technology	3,122	91,474
LSI*	8,524	62,737
Mastercard, Cl A	1,390	421,517
MEMC Electronic Materials*	5,621	41,708
Microchip Technology	2,636	88,965
Micron Technology*	11,872	87,497
Microsoft	103,468	2,835,023
Molex	1,939	45,527
Monster Worldwide*	1,746	20,498
Motorola Mobility Holdings*	3,929	87,931
Motorola Solutions	4,530	203,352
National Semiconductor	3,487	86,199
NetApp*	5,040	239,501
Novellus Systems*	1,818	56,431
NVIDIA*	8,386	115,978
Oracle	54,509	1,666,885
Paychex	4,390	123,930
Qualcomm	22,948	1,257,091
Red Hat*	2,640	111,091
SAIC*	3,968	63,607
Salesforce.com*	1,553	224,735
SanDisk*	3,302	140,434
Symantec*	10,532	200,740
Tellabs	5,177	21,433
Teradata*	2,326	127,837
Teradyne*	4,366	58,898
Texas Instruments	16,324	485,639
Total System Services	2,198	40,905
VeriSign	2,941	91,789
Visa, Cl A	6,680	571,407
Western Digital*	3,431	118,232
Western Union	9,276	180,047
Xerox	19,531	182,224
Xilinx	3,705	118,930
Yahoo!*	17,117	224,233

		30,929,891

Materials (3.5%)
Air Products & Chemicals	2,971	263,617
Airgas	1,039	71,379
AK Steel Holding	871	10,583
Alcoa	15,051	221,701
Allegheny Technologies	1,349	78,498
Ball	2,416	93,741
Bemis	1,235	39,026
CF Industries Holdings	994	154,388
Cliffs Natural Resources	1,983	178,113
Dow Chemical	16,389	571,484
Eastman Chemical	1,140	110,112
Ecolab	3,096	154,800
EI du Pont de Nemours	12,954	666,095
FMC	1,021	89,409
Freeport-McMoRan Copper & Gold	13,207	699,443
International Flavors & Fragrances	1,118	68,388
International Paper	6,376	189,367
MeadWestvaco	2,393	74,518
Monsanto	7,507	551,614
Newmont Mining	6,990	388,714
Nucor	4,490	174,616
Owens-Illinois*	2,235	51,785
PPG Industries	2,238	188,440
Praxair	4,215	436,843
Sealed Air	2,150	46,290
Sherwin-Williams	1,328	102,482
Sigma-Aldrich	1,538	103,200
Titanium Metals	607	10,799

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value

United States Steel	1,860	$74,381
Vulcan Materials	1,624	55,687

		5,919,513

Telecommunication Services (2.9%)
American Tower, Cl A*	5,571	292,645
AT&T	82,131	2,403,153
CenturyTel	8,392	311,427
Frontier Communications	13,655	102,276
MetroPCS Communications*	3,718	60,529
Sprint-FON Group*	41,710	176,433
Verizon Communications	39,441	1,391,873
Windstream	8,721	106,483

		4,844,819

Utilities (3.4%)
AES*	8,734	107,515
Ameren	3,519	101,418
American Electric Power	6,565	241,986
CenterPoint Energy	5,830	114,151
CMS Energy	3,674	70,320
Consolidated Edison	3,963	208,454
Constellation Energy Group	2,755	106,977
Dominion Resources	8,276	400,972
DTE Energy	2,364	117,822
Duke Energy	18,802	349,717
Edison International	4,474	170,325
Entergy	2,499	166,933
Exelon	9,354	412,231
FirstEnergy	5,886	262,810
Integrys Energy Group	1,068	53,624
NextEra Energy	5,837	322,494
Nicor	627	34,297
NiSource	4,187	84,284
Northeast Utilities	2,613	88,842
NRG Energy*	3,492	85,624
Oneok	1,586	115,445
Pepco Holdings	3,084	57,609
PG&E	5,218	216,182
Pinnacle West Capital	1,626	68,861
PPL	7,839	218,708
Progress Energy	3,931	183,735
Progress Energy (CVO)* (B)	7,250	—
Public Service Enterprise Group	6,669	218,410
SCANA	1,545	60,549
Sempra Energy	3,177	161,042
Southern	11,905	470,724
TECO Energy	3,224	59,741
Wisconsin Energy	3,420	104,823
Xcel Energy	6,290	150,960

		5,587,585

Total Common Stock (Cost $203,949,721)		165,208,704

Right (0.0%)	Number of Rights
Sanofi* Expires 12/31/20	5,180	6,009

Total Right (Cost $—)		6,009

Warrant (0.0%)	Number of Warrants
United States — 0.0%
American International Group*, Expires 01/19/21	1,155	11,458

Total Warrant (Cost $19,635)		11,458

Cash Equivalent (0.2%)
PNC Advantage Institutional Money Market Fund, 0.050% (C) (Cost $251,705)	251,705	251,705

Total Investments — 99.6% (Cost $204,221,061)†		$165,477,876

Percentages are based on Net Assets of $166,166,224.

*	Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	Security is fair valued using methods determined in good faith by the Board of Trustees. The total value of such securities as of July 31, 2011 was $0 and represented 0% of net assets

(C)	The rate reported is the 7-day effective yield as of July 31, 2011.

†	At July 31, 2011, the tax basis cost of the Fund’s investments was $208,724,446 , and the unrealized appreciation and depreciation were $20,082,312 and $(63,328,882) respectively.
Cl — Class
CVO — Contingent Value Obligation
Ltd. — Limited
REIT — Real Estate Investment Trust
Amounts designated as “—” are $0.

Schedule of Investments (Unaudited)
July 31, 2011
United Association S&P 500 Index Fund
A summary of the open long S&P Index futures contracts held by the Fund at July 31, 2011, is as follows:

Number of	Contract		Unrealized
Contracts	Value	Expiration	Depreciation
14	$901,880	September 2011	$(4,109)

For the period ended July 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stock	$165,208,704	$—	$	- ‡	$165,208,704
Right	6,009	—		—	6,009
Warrant	11,458	—		—	11,458
Cash Equivalent	251,705	—		—	251,705

Total Investments in Securities	$165,477,876	$—		$—	$165,477,876

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts*	$(4,109)	$—	$—	$(4,109)

*	Futures contracts are valued at the unrealized depreciation on the instrument.
The following is a reconciliation of changes in fair value of investments classified as Level 3 for the quarter ended July 31, 2011:

Common Stock ‡
Balance as of October 31, 2010	$—
Net realized gains from sale of investments	—
Net change in unrealized depreciation on investments	—
Purchases	—
Proceeds from sale of investments	—

Balance as of July 31, 2011	$—

‡	As of July 31, 2011, the Fund held Progress Energy (CVO) which is Level 3 and has a fair value of zero.
During the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
During the period ended July 31, 2011, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.
During the period ended July 31, 2011, there have been no significant changes to the Fund’s fair value methodologies.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
UAF-QH-003-0900

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: September 28, 2011